Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share
(16)	Earnings Per Share

Earnings per share has been computed on the basis of the weighted-average number of shares of common stock outstanding. Outstanding stock options are considered dilutive securities for purposes of calculating diluted EPS which was computed using the treasury stock method. (dollars in thousands, except per share amounts):

	2016			2015
	Earnings	Weighted- Average Shares	Per Share Amount	Earnings	Weighted- Average Shares	Per Share Amount
Year Ended December 31:
Basic EPS:
Net earnings	$2,220	1,982,334	$1.12	$1,704	1,945,980	$0.88
Effect of dilutive securities-
Incremental shares from assumed conversion of options		8,827			9,593

Diluted EPS:
Net earnings	$2,220	1,991,161	$1.11	$1,704	1,955,573	$0.87